Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest And Finance Costs Net
Interest expense	$ 106,875	$ 121,574	$ 106,727
Less: Interest capitalized	(12,857)	(8,273)	(4,923)
Interest expense, net	94,018	113,301	101,804
Interest expense on redeemable preferred shares	0	0	791
Bunker and other commodities swaps, put and call options cash settlements	(207)	(1,376)	288
Amortization of deferred finance costs	3,261	3,626	3,623
Bank charges	224	107	237
Amortization of deferred gain on termination of financial instruments	(1,189)	(3,596)	(5,265)
Change in fair value of non-hedging financial instruments	1,732	89	(657)
Net total	$ 97,839	$ 112,151	$ 100,821